INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of intangible assets

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December, 2019	1,223	—	473	1,696
Additions	—	429	300	729
Foreign exchange	25	12	9	46
Balance at December, 2020	1,248	441	782	2,471
Additions	19,495	1,720	488	21,703
Foreign exchange	(458)	(5)	(21)	(484)
At December 31, 2021	20,285	2,156	1,249	23,690

Accumulated Amortization
Balance at December 31, 2019	344	—	158	502
Depreciation	148	—	91	239
Foreign exchange	14	—	8	22
Balance at December 31, 2020	506	—	257	763
Depreciation	473	—	97	570
Foreign exchange	4	—	—	4
At December 31, 2021	983	—	354	1,337

Carrying Value
At December 31, 2020	742	441	525	1,708
At December 31, 2021	19,302	2,156	895	22,353